INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost:
Computer software	26,844	27,929	27,887	4,006
License agreement	151,177	151,177	151,177	21,715
Internet domain name	704	704	1,512	217
Brand name	86,040	86,049	86,049	12,360
	264,765	265,859	266,625	38,298
Accumulated amortization:
Computer software	(9,366)	(15,046)	(20,632)	(2,964)
License agreement	(7,692)	(22,730)	(37,767)	(5,425)
Internet domain name	(502)	(573)	(724)	(104)
Brand name	(3,944)	(12,548)	(21,152)	(3,038)
	(21,504)	(50,897)	(80,275)	(11,531)

Impairment *:
Computer software	—	—	(3,547)	(509)
License agreement	—	—	(113,409)	(16,290)
Brand name	—	—	(64,889)	(9,321)
	—	—	(181,845)	(26,120)

Intangible assets, net	243,261	214,962	4,505	647

*      The impairment of RMB181,845 (US$26,120) is related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019.

Amortization expenses from continuing operations for the years ended December 31, 2017, 2018 and 2019 were approximately RMB13,695,  RMB31,511 and RMB29,369 (US$4,219), respectively. Amortization expenses from discontinued operations were approximately RMB12,407,  RMB1,399 and nil for the years ended December 31, 2017, 2018 and 2019, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$

2020	2,292	329
2021	1,168	168
2022	330	47
2023	284	41
2024	97	14
2025 and thereafter	334	48

Total	4,505	647